ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2020 (Unaudited)

COMMON STOCKS - 80.9%	Shares	Value
Communication Services - 11.8%
Media - 11.8%
Altice USA, Inc. - Class A (a)	1,300	$33,761
Comcast Corporation - Class A	600	22,578
iHeartMedia, Inc. - Class A (a)	6,600	46,332
Meredith Corporation	3,800	56,354
		159,025
Consumer Discretionary - 11.9%
Auto Components - 4.1%
Veoneer, Inc. (a)	5,700	55,746

Hotels, Restaurants & Leisure - 4.0%
Jack in the Box, Inc.	900	54,270

Multi-Line Retail - 3.8%
Big Lots, Inc.	2,200	51,590

Consumer Staples - 6.1%
Beverages - 1.0%
Diageo plc - ADR	100	13,865

Household Products - 5.1%
Spectrum Brands Holdings, Inc.	1,600	68,896

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Concho Resources, Inc.	700	39,704

Financials - 15.5%
Banks - 3.6%
Citigroup, Inc.	1,000	48,560

Capital Markets - 3.6%
Charles Schwab Corporation (The)	1,300	49,036

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.9% (Continued)	Shares	Value
Financials - 15.5% (Continued)
Diversified Financial Services - 4.2%
Equitable Holdings, Inc.	3,100	$56,792

Insurance - 4.1%
Aflac, Inc.	1,500	55,860

Health Care - 20.7%
Health Care Providers & Services - 5.8%
Cigna Corporation	400	78,312

Pharmaceuticals - 14.9%
Bayer AG - ADR	3,900	64,155
Bristol-Myers Squibb Company	1,500	91,215
Pfizer, Inc.	1,200	46,032
		201,402
Industrials - 4.1%
Trading Companies & Distributors - 4.1%
W.W. Grainger, Inc.	200	55,116

Information Technology - 3.1%
Software - 3.1%
NortonLifeLock, Inc.	2,000	42,540

Materials - 4.8%
Chemicals - 4.8%
Valvoline, Inc.	3,800	65,322

Total Common Stocks (Cost $1,250,876)		$1,096,036

PURCHASED OPTION CONTRACTS - 2.8%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 2.8%
Aflac, Inc., 01/15/21	$52.50	5	$18,620	$300
Big Lots, Inc., 01/15/21	22.50	5	11,725	2,800
Big Lots, Inc., 01/15/21	25.00	10	23,450	4,400

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 2.8% (Continued)	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 2.8% (Continued)
Comcast Corporation - Class A, 06/19/20	$42.50	10	$37,630	$310
Equitable Holdings, Inc., 09/18/20	12.50	10	18,320	6,350
iHeartMedia, Inc. - Class A, 10/16/20	7.50	20	14,040	3,880
Meredith Corporation, 09/18/20	15.00	10	14,830	3,425
Pfizer, Inc., 01/15/21	38.00	20	76,720	6,400
Valvoline, Inc., 12/18/20	12.50	10	17,190	5,500
Valvoline, Inc., 12/18/20	15.00	10	17,190	3,650
Total Purchased Option Contracts (Cost $23,158)			$249,715	$37,015

MONEY MARKET FUNDS - 16.0%			Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class, 0.19% (b) (Cost $216,615)			216,615	$216,615

Investments at Value - 99.7% (Cost $1,490,649)				$1,349,666

Other Assets in Excess of Liabilities - 0.3%				4,585

Net Assets - 100.0%				$1,354,251

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2020.

The average monthly notional amount of purchased option contracts for the period ended April 30, 2020 was $177,403.See accompanying notes to Schedule of Investments.

See accompanying notes to Schedule of Investments.

ADLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

1.	Securities Valuation

Adler Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ADLER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,096,036	$—	$—	$1,096,036
Purchased Option Contracts	37,015	—	—	37,015
Money Market Funds	216,615	—	—	216,615
Total	$1,349,666	$—	$—	$1,349,666

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended April 30, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of April 30, 2020:

Tax cost of portfolio investments	$1,490,649
Gross unrealized appreciation	$81,237
Gross unrealized depreciation	(222,220)
Net unrealized depreciation	$(140,983)